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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED JULY 31, 2009
                                      TO
                         PROSPECTUS DATED MAY 1, 2009

This supplement describes a change to the prospectus for PrimElite IV/SM/ variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

FIRST METLIFE INVESTORS DESCRIPTION

In the "OTHER INFORMATION" section of the prospectus, under the "First MetLife Investors" heading, delete the second paragraph (regarding membership in the Insurance Marketplace Standards Association).

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

    5 Park Plaza, Suite 1900                     Telephone: (888) 556-5412
    Irvine, CA 92614

PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.




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